Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0002004024
Registrant Name	Lianhe Sowell International Group Ltd
Registration File Number	333-298425
Form Type	F-1
Submission Type	F-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A